Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2014	2013
Deferred tax balances
Accruals/reserves	$6,709	$7,652
Net operating loss carryforwards	211,749	210,894
Research and experimentation credits	14,089	14,414
Deferred rent expense	400	614
Difference in basis of plant and equipment	9,445	9,791
Valuation allowance	(242,392)	(243,365)
Net deferred tax assets	-	-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2014		2013		2012
Tax at U.S. statutory rate	$(13,612)	(35.0)%	$(18,893)	(35.0)%	$(24,448)	(35.0)%
Effect of permanent items	3	-	6	-	163	0.2
State and foreign tax (benefit), net of federal tax effect	(253)	(0.6)	(1,754)	(3.2)	(2,255)	(3.2)
Research and experimentation tax credits, net	325	0.8	(328)	(0.6)	(33)	(0.1)
Effect of tax rate change	15,183 *	39.0	-	-	-	-
Valuation allowance, net	(973)	(2.5)	28,118	52.1	23,802	34.1
Worthless stock deduction	-	-	(4,997)	(9.3)	-	-
Other	(673)	(1.7)	(2,152)	(4.0)	2,771	4.0
(Benefit from) provision for income taxes	$-	-%	$-	-%	$-	-%